Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Material Accounting Policies

3. Material Accounting Policies
a)Basis of measurement
These consolidated financial statements have been prepared on a historical cost basis, except for those assets and liabilities that are measured at fair values at the end of each reporting period.
b)Basis of consolidation
The accounts of the Company and its subsidiaries, which are controlled by the Company, have been included in these consolidated financial statements. Control is achieved when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee.
Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control.
All subsidiaries are wholly-owned and fully consolidated from the date on which control is transferred to the group.
Intercompany balances, transactions, income and expenses are eliminated upon consolidation.
c)Business combinations
Business combinations are accounted for using the acquisition method of accounting, whereby identifiable assets acquired and liabilities assumed are recognized at their fair values at the acquisition date. The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at acquisition-date fair value. Provisional fair value estimates are finalized as soon as the necessary information becomes available, and no later than 12 months from the acquisition date, with any resulting adjustments recognized retrospectively as of the acquisition date.
Goodwill represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired and is recognized as an asset. If the consideration transferred is less than the fair value of the identifiable net assets acquired, the resulting gain is recognized in profit or loss. Acquisition-related costs, other than costs to issue debt or equity securities, are expensed as incurred.
d)Foreign currencies
The functional currency is the currency of the primary economic environment in which the entity operates and has been determined for each entity within the Company. The Company considered the functional currency of the parent entity to be the Canadian Dollar (“CAD”) until January 1, 2025, when the functional currency changed to United States dollars
(“USD”), as this better reflects the Company's economic environment since the acquisition of Florida Canyon Gold Inc., where revenues, operating and capital expenditures, and financing activities are predominantly denominated in USD.
The functional currency was determined and treated in accordance with IAS 21 The effects of changes in foreign exchange rates which includes accounting for the functional currency change on a prospective basis.
e)Financial instruments
The Company classifies its financial instruments in the following categories: at fair value through profit and loss
("FVTPL"), at fair value through other comprehensive income (loss) ("FVTOCI"), or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company's business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the
Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as FVTOCI.
Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVTPL.
Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.
Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in profit or loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are recognized in profit or loss for the period.
An 'expected credit loss' impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to the present value of estimated future cash flows associated with the asset, discounted at the financial asset's original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.
The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statement of earnings and comprehensive earnings.
f)Cash and cash equivalents
Cash and cash equivalents include cash on hand and other short-term, highly liquid investments with maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Restricted cash comprises cash balances that are not available for general use by the Company due to contractual, or regulatory restrictions.  Such restrictions may arise from debt agreements, or reclamation bonding requirements.
g)Inventories
Inventories include stockpile, in-process, finished and materials and supplies, and are measured at the lower of weighted average cost or net realizable value ("NRV"). For in-process and finished inventories, cost includes all direct costs incurred in production, including direct labour and materials, depreciation and depletion, and directly attributable overhead costs. NRV is calculated as the estimated price at the time of sale based on prevailing and long-term metal prices less estimated future costs to convert the inventories into saleable form, transportation costs, and estimated costs to sell.
Stockpile represents ore that has been extracted from the mine and is available for further processing. Costs added to stockpiled ore inventory are based on current mining cost per ounce incurred up to the point of stockpiling the ore and are removed at the weighted average cost per ounce. Costs are included in in-process inventory based on current costs incurred up to the point prior to the refining process, including applicable depletion of mining interests, and removed at the weighted average cost per recoverable ounce of gold. The average costs of finished inventories represent the average costs of in-process inventory incurred prior to the refining process, plus applicable refining and transportation costs.
In-process inventory includes inventory on the heap leach pads, and in carbon-in-column circuits. Finished inventory includes metals in their final stage of production prior to sale, primarily doré at the mine site or in transit, and refined metal held at a refinery.
Any write-downs of inventories to NRV are recorded as cost of sales. If there is a subsequent increase in the value of inventories, the previous write-downs to NRV are reversed to the extent that the related inventories have not been sold.
Materials and supplies are measured at weighted average cost. Cost includes acquisition, freight, and other directly attributable costs. In the event that the NRV of the finished inventories, the production of which the materials and supplies are held for use in, is lower than the expected cost of the finished product, the material and supplies are written down to their NRV.
h)Mineral property, plant, and equipment
Exploration and evaluation assets
Exploration expenditures are the costs incurred in the initial search for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with prospecting, sampling, mapping, drilling and other work involved in searching for minerals.
Evaluation expenditures are the costs incurred to establish the technical and commercial viability of developing mineral deposits identified through exploration activities or by acquisition. Evaluation expenditures include the cost of:
•establishing the volume and grade of deposits through drilling of core samples, trenching and sampling activities in an ore body that is classified as either a mineral resource or a proven and probable reserve;
•determining the optimal methods of extraction and metallurgical and treatment processes;
•studies related to surveying, transportation, and infrastructure requirements;
•permitting activities; and
•economic evaluations to determine whether development of the mineralized material is commercially justified, including scoping, pre-feasibility and final feasibility studies.
Exploration and evaluation expenditures are expensed as incurred until such time the Company determines that sufficient evaluation has occurred in order to establish a National Instrument 43-101 compliant resource, on completion of a feasibility study and a receipt of mining permit. Thereafter, costs of the project are capitalized prospectively as exploration and evaluation assets.
Costs of acquiring exploration and evaluation assets are capitalized. No amortization is charged during this phase and the related assets are subsequently measured at cost less accumulated impairment.
Acquired or capitalized exploration and evaluation costs are classified as such until the project demonstrates technical feasibility and commercial viability, which generally coincides with the permits and approval of construction. Upon demonstrating technical feasibility and commercial viability, and subject to an impairment analysis, exploration and evaluation assets are transferred to assets under construction or property, plant and equipment depending on the nature of the asset within mineral properties, plant and equipment when expected to provide a benefit in excess of annual production.
Mineral properties and mine development costs
Costs incurred to acquire mineral properties or property rights are capitalized. During the production phase, development costs incurred to develop new ore bodies or mine areas in advance of current production, and to increase future output by providing access to additional reserves or resources, are capitalized to mineral properties until the related asset is ready for use. Once a mineral property has been brought into commercial production, the costs of any additional work on that property are expensed as incurred, except for mine development which constitute a betterment, which will be deferred and depleted over the remaining useful life of the related assets.
Revenue from the sale of gold and silver ounces recovered before items of mineral property, plant, and equipment, such as the mine or process plant, are operating in the manner intended by management are recognized, along with related costs, in the consolidated statement of earnings and comprehensive earnings.
Mineral properties are recorded at cost less accumulated depletion and impairment charges. When assets are ready for use as intended by management, mineral properties and mine development costs are amortized on a unit-of-production basis using ounces over the estimated proven and probable reserves. Mine development costs associated with each distinct section of the mine are amortized over the reserves. Upon sale or abandonment of mineral properties, the cost and related accumulated depletion are written off and any gains or losses thereon are included in the consolidated statements of loss and comprehensive loss.
Stripping costs incurred to improve access to the identified component of ore, which are determined using strip ratio methodology, will be capitalized as a component of mineral properties. The deferred stripping will be depleted on a unit-
of-production basis over the reserves that directly benefited from the stripping activity.
Property, plant, and equipment
Plant and equipment are recorded at cost less accumulated depreciation and impairment charges. The initial cost of an asset consists of its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, and the initial estimate of any reclamation obligation. The cost of buildings, mobile equipment, and plant and processing equipment used in the Company’s mining operations are amortized on either a straight-line basis over the estimated useful life of the related asset or on a unit-of-production basis over estimated proven and probable reserves, or other relevant metric.
Amortization of mineral properties, plant and equipment
The carrying amounts of mineral properties, plant and equipment are depreciated, depleted or amortized to their estimated residual value over the estimated economic life of the specific assets to which they relate, or using the straight-line method over their estimated useful lives or the units-of-production method using ounces over the estimated proven and probable reserves. Exploration and evaluation assets, and assets under construction, are not depreciated until they are ready for their intended use. The cost of office equipment, furniture and fixtures, and vehicles is amortized on a straight-line basis over the estimated useful life of the related asset. Repair and maintenance costs are expensed as incurred. However, expenditures on major maintenance rebuild or overhauls are capitalized when it is probable that the expenditures will extend the productive capacity or useful life of an asset.
Estimates of residual values, useful lives, and proven and probable reserves are reassessed at least annually, and any change in estimate is considered in the determination of remaining depreciation, depletion, or amortization charges.
Depreciation, depletion or amortization commences on the date the asset is available for use as intended by management.
The estimated useful lives of property, plant and equipment with exception of land are as follows:

Category	Estimated life	Depreciation method
Buildings and infrastructure	15-25 years	Straight-line
Mobile equipment	2-10 years	Straight-line
Machinery and equipment	5-10 years	Straight-line
Vehicles	2-7 years	Straight-line
Processing plant	Life-of-mine	Unit-of-Production
Office furniture and office equipment	2-8 years	Straight-line
i)Impairment of non-current assets
The carrying values of capitalized non-current assets are reviewed for impairment indicators at each reporting date, or when indicators of impairment are present. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. In the case of undeveloped projects, there may be only inferred resources to form a basis for the impairment review. The review is based on the Company’s intentions for the development of such a project. If a project does not prove viable, all unrecoverable costs associated with the project are charged to the consolidated statements of loss and comprehensive loss.
Where the asset does not generate cash flows that are independent from other assets, the Company estimates the recoverable amount of the applicable cash-generating unit (“CGU” or “CGUs”) to which the asset belongs. The recoverable amount is determined as the higher of the fair value less cost of disposal (“FVLCD”) and the asset’s value in use. FVLCD is the amount that would be obtained from the sale of an asset or CGU in an arm’s length transaction between knowledgeable and willing parties, less the costs of disposal. For mineral assets, when a third party offer is not readily available, FVLCD is often estimated using a discounted cash flow model using a post-tax discount rate. For certain assets, while calculated FVLCD, the in-situ fair value per ounce is considered for gold equivalent reserves and resources not already considered in the discounted cash flow model. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate. Estimated future cash flows are calculated using estimated recoverable reserves or resources, metallurgical recovery estimates, estimated future commodity prices, future production volume, and the expected future operating, capital and reclamation costs. The discount rate applied to the estimated future cash flows reflects current market assessments of the time value of money and the risks specific to the asset. Determining the discount rate includes appropriate adjustments for the risk profile of the countries in which the individual CGUs operate. In-situ fair value per ounce is calculated based on sale transactions of comparable assets. If the carrying amount of an asset or CGU exceeds its recoverable amount, the carrying amount of the asset or CGU is reduced to its recoverable amount. An impairment loss is recognized as an expense in the consolidated statements of loss and comprehensive loss.
Non-financial assets that have been impaired are tested for possible reversal of the impairment whenever events or changes in circumstance indicate that the impairment may have reversed. Where an impairment charge subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but only so that the increased carrying amount does not exceed the carrying amount that would have been determined (net of depreciation, depletion, or amortization) had no impairment loss been recognized for the asset in prior years. A reversal of impairment is recognized as a gain in the consolidated statements of loss and comprehensive loss.
j)Convertible instruments
Convertible instruments that consist of a loan (liability component) and an equity conversion option that allows the option holder to convert the loan into a fixed number (“fixed-for-fixed criteria”) of borrower’s shares (equity component)
are classified as “compound instruments”. Management determined that its convertible debt facility does not meet criteria for the compound instruments (no equity component is identified, as the fixed-for-fixed criteria was not met), hence it will be considered as a “hybrid instrument”, which includes both a non-derivative host contract and one or more embedded derivatives.
The Company’s convertible debt facility contains a financial liability (non-derivative host contract) and one or more embedded derivatives. The liability is initially recorded at residual value after first valuing the derivative component and is subsequently carried at amortized cost using the effective interest rate method; the liability is accreted to the face value over the term of the convertible debt. Accretion is expensed to the consolidated statement of operations and comprehensive loss.
The conversion feature within the convertible debt facility has been determined to be an embedded derivative that is not closely related to the liability host, and it is bifurcated and accounted for separately, by first valuing the derivative component. At each reporting period, the derivative is fair valued with changes in fair value recorded as a gain or loss in the consolidated statements of loss and comprehensive loss. The fair value of the derivative at the inception date and at each reporting period is calculated using the Finite Difference Method and Binomial Tree Method for the subsequent advance. The key assumptions used in the model are the Company’s share price, risk free rates, expected volatility, and credit spread. The expected volatility assumption is based on the historical volatility of the Company’s stock over a term equal to the remaining term of corresponding debt instrument. The credit spread assumption in the model is based on the Company’s cost of unsecured debt.
Fees paid to establish convertible debt facility (commitment, advisory, legal, technical, consulting, standby, and filing fees) are recognized as transaction costs. Management allocates transaction costs exclusively to the non-derivative financial liability host. Transaction costs solely related to the initial advance will be included in full in the host’s initial measurement. Transaction costs related to the initial advance and the subsequent advances will be allocated on a pro rata basis. Management determined that subsequent advances are probable, so transaction costs related to subsequent advance are deferred as an asset and will be deducted from the liability when subsequent advances are drawn. If management assess that subsequent advances are no longer probable, those transaction costs would be expensed on a straight-line basis over the remaining loan term.
k)Leases
For contracts that contain a lease, the right-of-use asset and a corresponding liability are recognized at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and finance expense. The finance expense is charged to the consolidated statements of loss and comprehensive loss over the lease period. The right-of-use asset is depreciated over the shorter of the asset's useful life or the life-of-mine
(“LOM”), on a straight-line basis, subject to impairment testing under IAS 36 Impairment of assets.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:
•fixed payments (including in-substance fixed payments), less any lease incentives receivable;
•variable lease payments that are based on an index or a rate;
•amounts expected to be payable by the lessee under residual value guarantees;
•the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and
•payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.
The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the
Company’s incremental borrowing rate.
Right-of-use assets are measured at cost comprising the following:
•the amount of the initial measurement of lease liability;
•any lease payments made at or before the commencement date less any lease incentives received;
•any initial direct costs; and
•restoration costs.
The Company remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset)
whenever:
•The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;
•The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or
•A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.
l)Reclamation and closure provision
Provision is made for closure, reclamation and environmental rehabilitation costs (which include the dismantling and demolition of infrastructure, removal of residual materials and remediation of disturbed areas) in the financial period when the related environmental disturbance occurs, based on the estimated future costs using information available at the date of the consolidated statements of financial position. At the time of establishing the provision, a corresponding asset is capitalized, where it gives rise to a future benefit, and depreciated over future production from the operations to which it relates. For properties where mining activities have ceased or are in reclamation, changes to the reclamation provision are charged directly to the consolidated statements of loss and comprehensive loss. The provision is discounted using a current market-based, risk-free discount rate and the accretion of the discount is included in finance expenses.
The provision is reviewed at each reporting date for changes to obligations, legislation or discount rates that impact estimated costs or lives of operations. The cost of the related asset is adjusted for changes in the provision resulting from changes in the estimated cash flows or discount rate and the adjusted cost of the asset is depreciated prospectively.
m)Income taxes
Current tax for each taxable entity of the Company is based on the local taxable income at the local statutory tax rate enacted or substantively enacted at the reporting date and includes adjustments to tax payable or recoverable in respect of previous years.
Deferred tax is accounted for using the liability method, providing for the tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and their respective tax bases.
Deferred income tax assets and liabilities are recognized for all taxable temporary differences except where the deferred income tax asset and liability arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit or loss nor taxable profit or loss.
Deferred income tax assets also consist of carry-forward of unused tax assets and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carryforward of unused tax losses can be utilized. The carrying amount of deferred income tax assets are reviewed at each reporting date and deferred income tax assets where it is no longer probable that sufficient taxable profit is available to allow all or part of the asset to be utilized are not recognized.
Deferred tax is measured on an undiscounted basis using the tax rates that are expected to apply in the period when the liability is expected to be settled or the asset is expected to be realized, based on tax rates and tax laws enacted or substantively enacted at the date of the statement of financial position. Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis. Current and deferred taxes relating to items recognized directly in equity are recognized in equity and not in the consolidated statements of loss and comprehensive loss.
Mining taxes and royalties are treated and disclosed as current and deferred taxes if they have the characteristics of an income tax. This is the case when they are imposed under government authority and the amount payable is calculated by reference to revenue derived (net of any allowable deductions) after adjustment for items comprising temporary differences.
n)Share capital
If the Company issues units as part of financing, consisting of both common shares and common share purchase warrants, the residual value method is used to first allocate proceeds to the issued common shares based on the fair market value at the time the units are priced, any residual value is allocated to the issued warrants.
o)Revenue recognition
The Company's primary source of revenue is the sale of refined gold and silver and its performance obligations are the delivery of refined gold and silver to its customers.
Revenue from the sale of metal is recognized when the buyer obtains control of the metal. When considering whether the Company has satisfied its performance obligations, it considers the indicators of the transfer of control, which include, but are not limited to, whether: the Company has a present right to payment; the customer has legal title to the metal; the Company has transferred physical possession of the metal to the customer; and, the customer has the significant risks and rewards of ownership of the metal. Revenue is recognized at the time when the risks and rewards of ownership and title transfers to the customer, which is when the Company irrevocably instructs the refinery to deliver the metals to the customer and payment has been received.
The Company sells the majority of its gold and silver to bullion traders who are members of the London Bullion Market
Association. The sales price is fixed on the date of sale based on spot price or by mutual agreement.
p)Share-based compensation
The Company has an equity incentive plan, which includes stock options, RSUs and DSUs for employees, directors and consultants in exchange for the provision of services. These share-based awards are classified as equity because they are equity-settled awards which are measured at fair value on the date of grant.
The fair value of stock options is determined using Black-Scholes option pricing model on the date of grant. RSUs and
DSUs are recorded at fair value based on the market value of the grant. The fair value of all share-based compensation at grant date is recognized as compensation expense over the vesting period, with a corresponding credit to contribution surplus. When the share-based awards are exercised, the applicable amounts of contributed surplus are transferred to share capital.
q)Loss per share
Basic earnings per share is computed by dividing earnings available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted earnings per share is computed similarly to basic earnings per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and share units, if dilutive.
The number of additional shares is calculated by assuming that outstanding stock options and share units were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the reporting periods.